Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,750,478.70
Previously Paid Amount	0
Total Fee Amount	517.94
Total Offset Amount	0
Net Fee	$ 517.94